SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20: SUBSEQUENT EVENTS

On February 15, 2022, Intel Corporation (“Intel”) and Tower announced the signing of a definitive agreement under which Intel will acquire all of Tower’s approximately 109 million outstanding Ordinary Shares for cash consideration of $53 per share. The transaction was approved by the boards of directors of both Intel and Tower and is subject to certain regulatory approvals and customary closing conditions, including the approval of Tower’s shareholders.